Forward Merger (Details) $ / shares in Units, $ in Millions	Jul. 25, 2024 USD ($) $ / shares shares
Forward Merger
Number of Class A ordinary shares redeemed | shares	2,707,555
Redemption price | $ / shares	$ 11.56
Redemption value | $	$ 31.3